Fair Value Measurements	8 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 4. FAIR VALUE MEASUREMENTS
The Company’s financial assets and liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets included in:
Cash and cash equivalents
Money market securities	$101,000,775	$—	$—	$101,000,775

	$101,000,775	$—	$—	$101,000,775

Liabilities included in:
Warrant liability	$—	$—	$271,320	$271,320

	$—	$—	$271,320	$271,320

Fair values of cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate the recorded value due to the short-term nature of these items. The Company’s Private Placement Warrants are classified within Level 3 of the fair value hierarchy because the fair value is based on significant inputs that are unobservable in the market
The valuation of the Private Placement Warrants uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained.

The Company engaged a valuation firm to determine the fair value of the Private Placement Warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s common stock. The following table presents significant assumptions utilized in the valuations of the Private Placement Warrants:

	As of August 26, 2021	As of September 30, 2021
Risk-free rate	0.84%	0.95%
Dividend yield rate	0.00%	0.00%
Volatility	21.6%	29.0%
Contractual term (in years)	5.00	4.91
Exercise price	$11.50	$11.50
The following table presents changes in the fair value of the Private Placement Warrants for the three and eight months ended September 30, 2021:

	Three Months Ended September 30, 2021	Eight Months Ended September 30, 2021
Balance, beginning of period	$—	$—
Assumed in Business Combination	261,060	261,060
Change in fair value	10,260	10,260

Balance, end of period	$271,320	$271,320